Summary of Significant Accounting Policies - Additional Information (Detail) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Dec. 31, 2021 USD ($)		Dec. 31, 2020 USD ($)		Jan. 01, 2022 USD ($)
Summary of Significant Accounting Policies [Line Items]
FDIC insured amount	$ 250		$ 250		$ 250		$ 250
Estimate of incremental compensation expenses					3,479		895
Proceeds from capital contribution					16,200
Allowance for doubtful debts on accounts receivable current					0		0
Write down of inventory					75		58
Impairment of long lived assets held for use					0		0
Product warranty liability current					0		0
Operating Lease Liability	$ 3,256		$ 3,256		1,341				$ 3,256
Operating Lease Discount Rate Percent	7.90%		7.90%
Operating Lease Right Of Use Asset	$ 3,059		$ 3,059		3,059
Increase Decrease In Prepaid Rent			43
Retained earnings accumulated deficit	(86,831)		(86,831)		(75,401)	[1]	(65,505)	[1]
Increase Decrease In Deferred Rent			$ 240
Stockholders' Equity Note, Stock Split, Conversion Ratio			1.4559
Restricted cash included in other assets	333	$ 0	$ 333	$ 0
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Summary of Significant Accounting Policies [Line Items]
Cash equivalents	72,828		72,828
New lease accounting standard [Member]
Summary of Significant Accounting Policies [Line Items]
Retained earnings accumulated deficit	$ 154		$ 154
Selling, General and Administrative Expenses [Member]
Summary of Significant Accounting Policies [Line Items]
Advertising costs					$ 44		$ 10
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Accounts receivable credit period					30 days		30 days
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Accounts receivable credit period					60 days		60 days
Major Customer One [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage		82.00%			56.00%		49.00%
Major Customer One [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage					25.00%		86.00%
Major Customer Two [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	82.00%			84.00%	24.00%		36.00%
Major Customer Two [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage					19.00%		14.00%
Major Customer Three [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage							10.00%
Major Customer Three [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage			76.00%		19.00%
Major Customer Four [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage			83.00%
Major Customer Four [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage					18.00%
Major Customer Five [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage					15.00%
Five Major Customers [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage					96.00%

[1]	Restated for the retroactive application to reflect the effect of the Exchange Ratio established in the Business Combination as described in Note 1.